ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
State of incorporation	Nevada
Date of incorporation	Jan. 01, 2001
Net Loss	$ (11,990,563)	$ (8,116,603)
Negative working capital	5,303,989
Accumulated deficit	30,348,644	18,358,081
Restricted cash	209,360	133,198
Accounts receivable allowance for doubtful accounts	$ 110,000	$ 162,000
Concentration risk	97.00%	90.00%
Stock based compensation expense	$ 1,055,448	$ 497,271
Antidilutive shares	120,573,694	52,577,964
Accounts Receivable [Member]
Concentration risk	79.00%	44.00%
Sales [Member]
Concentration risk	47.00%	37.00%